Investment In Affiliate (Tables)	6 Months Ended
Jun. 30, 2014
Investment in Affiliate [Abstract]
Investment In Affiliate
Balance, December 31, 2013	$11,309,375
Equity in net loss of affiliate	(258,022)
Equity in other comprehensive loss of affiliate	(5,422)
Dilution effect	(221,679)
Impairment in investment in affiliate	(5,633,627)
Balance, June 30, 2014	$5,190,625